Significant Accounting policies (Table) (Details)	12 Months Ended
Dec. 31, 2011
Tradenames [Member]
Estimated useful life (in years)	10
Software [Member]
Estimated useful life (in years)	10
Fair Value Of Above Market Acquired Time Charters/ Drilling Contracts
Amortization period	Over remaining contract term
Fair Value Of Below Market Acquired Time Charters/Drilling Contracts
Amortization period	Over remaining contract term